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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Strategic Income Fund
              SCHEDULE OF INVESTMENTS  12/31/2006

    Shares                                         Value
              ASSETS BACKED SECURITIES - 3.1 %
              Energy - 0.2 %
              Oil & Gas Equipment & Services - 0.1 %
    2,400,000 Nakilat, Inc., 6.267%, 12/31/33 (144$2,377,872
              Total Energy                        $2,377,872
              Transportation - 0.2 %
              Airlines - 0.2 %
    2,062,141 Continental Airlines, Inc., 6.795%, $2,051,830
              Total Transportation                $2,051,830
              Consumer Services - 0.1 %
              Restaurants - 0.1 %
    1,065,000 Dunkin Brands Master Finance LLC,  8$1,083,019
              Total Consumer Services             $1,083,019
              Banks - 0.5 %
              Thrifts & Mortgage Finance - 0.5 %
    5,461,917 Taganka Car Loan Finance Plc, Floati$5,461,901
              Total Banks                         $5,461,901
              Diversified Financials - 1.0 %
              Diversified Financial Services - 0.9 %
    3,846,004 Caithness Coso Fund Corp., 6.263%, 6$3,749,815
    3,288,847 PF Export Receivable Master Trust, 6 3,354,624 4,374,347 Power Receivables Finance, 6.29%, 1/ 4,398,274
                                                  $11,502,713
              Total Diversified Financials        $11,502,713
              Utilities - 0.8 %
              Electric Utilities - 0.8 %
    3,694,680 FPL Energy Wind Funding, 6.876%, 6/2$3,727,009
    5,073,902 Ormat Funding Corp., 8.25%, 12/30/20 5,175,380
    872,289   Tenaska Alabama, 7.0%, 6/30/21 (144A 866,318
                                                  $9,768,707
              Total Utilities                     $9,768,707
              Government - 0.4 %
              Government - 0.4 %
    4,735,581 Republic of Columbia, 9.75%, 4/9/11 $5,138,105
              Total Government                    $5,138,105
              TOTAL ASSET BACKED SECURITIES
              (Cost  $37,022,437)                 $37,384,147
              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9 %
              Banks - 0.6 %
              Thrifts & Mortgage Finance - 0.6 %
    2,020,000 SBA CMBS Trust, 6.904%, 11/15/36    $2,025,814
    4,750,000 T SRA R 2006-1 F 7.5296%, 10/15/36 ( 4,803,808
                                                  $6,829,622
              Total Banks                         $6,829,622
              Diversified Financials - 0.3 %
              Diversified Financial Services - 0.3 %
    1,376,000 Global Signal, 7.036%, 2/15/36 (144A$1,399,873
    2,780,000 Tower 2004-2A F, 6.376%, 12/15/14    2,688,690
                                                  $4,088,563
              Total Diversified Financials        $4,088,563
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $10,925,993)                 $10,918,185
              CORPORATE BONDS - 31.6 %
              Energy - 4.5 %
              Coal & Consumable Fuels - 0.4 %
    4,500,000 Adaro Finance B.V., 8.5%, 12/8/10 (1$4,612,500
              Integrated Oil & Gas - 0.1 %
    1,355,000 DDI Holdings AS, 9.3%, 4/23/12 (144A$1,419,363
              Oil & Gas Drilling - 0.6 %
    6,570,000 DDI Holding AS, 9.3%, 1/19/12 (144A)$6,882,075
              Oil & Gas Equipment And Services - 0.5 %
    1,965,000 Nakilat, Inc., 6.067% 12/31/33 (144A$1,950,145
NOK 13,500,000Petromena AS, 9.75%, 5/24/12 (144A)  2,274,113
    2,545,000 Semgroup LP, 8.75%, 11/15/15 (144A)  2,557,725
                                                  $6,781,983
              Oil & Gas Exploration & Production - 2.6 %
    3,820,000 Baytex Energy, Ltd., 9.625%, 7/15/10$3,982,350
    3,380,000 Clayton Williams Energy, 7.75%, 8/1/ 3,118,050
    4,175,000 Compton Petroleum Corp., 7.625%, 12/ 4,028,875
    6,375,000 Gazprom International SA., 7.201%, 2 6,741,563
    2,565,000 Harvest Operations Corp., 7.875%, 10 2,430,337
ITL 2,825,000,Petroleos Mexicanos, 7.375%, 8/13/07 1,959,776
    1,660,000 Petroquest Energy, Inc., 10.375%, 5/ 1,747,150
    3,400,000 Quicksilver Resources Inc., 7.125%,  3,323,500
    815,000   Southern Star Central Corp., 6.75%,  812,963
    2,625,000 Verasun Energy Corp., 9.875%, 12/15/ 2,782,500
                                                  $30,927,064
              Oil & Gas Storage & Transportation - 0.3 %
    535,000   Copano Energy LLC, 8.125%, 3/1/16   $553,725
    1,255,000 Inergy LP, 8.25%, 3/1/16             1,317,750
    1,315,000 Targa Resources, Inc., 8.5%, 11/1/13 1,324,863
                                                  $3,196,338
              Total Energy                        $53,819,323
              Materials - 5.5 %
              Aluminum - 0.8 %
    1,695,000 Aleris International Inc., 9.0%, 12/$1,703,475
    5,857,000 Asia Aluminum Holdings, 8.0%, 12/23/ 5,842,357
    2,160,000 Novelis Inc., 7.25%, 02/15/15        2,089,800
                                                  $9,635,632
              Commodity Chemicals - 1.0 %
    1,690,000 Arco Chemical Co., 9.8%, 2/1/20     $1,951,950
    5,020,000 Georgia Gulf Corp, 9.5% 10/15/14 (14 4,894,500
    4,805,000 Invista, 9.25%, 5/1/12 (144A)        5,153,362
                                                  $11,999,812
              Construction Materials - 0.3 %
    4,030,000 U.S. Concrete, Inc., 8.375%, 4/1/14 $3,939,325
              Diversified Chemicals - 1.1 %
    1,885,000 Basell Finance Co., 8.1%, 3/15/27 (1$1,790,750
    7,050,000 Crystal US Holdings, Inc., Floating  6,063,000
EUR 1,750,000 Ineos Group Holdings PLC, 7.875%, 2/ 2,199,859
    2,800,000 Phibro Animal Health Corp., 10.0, 8/ 2,905,000
                                                  $12,958,609
              Diversified Metals & Mining - 1.2 %
    1,690,000 American Rock Salt Co., LLC, 9.5%, 3$1,740,700
    1,825,000 FMG Finance Pty, Ltd., 10.625%, 9/1/ 1,957,312
    3,000,000 Vale Overseas Ltd., 6.25%, 1/11/16   3,029,157
    3,300,000 Vale Overseas, Ltd., 8.25%, 1/17/34  3,908,989
    4,100,000 Vedenta Resources Plc, 6.625%, 2/22/ 4,048,750
                                                  $14,684,908
              Forest Products - 0.2 %
    2,710,000 Ainsworth Lumber, 6.75%, 3/15/14    $2,059,600
              Paper Packaging - 0.2 %
    2,220,000 Graham Packaging Co., 9.875%, 10/15/$2,242,200
              Paper Products - 0.5 %
    3,000,000 Abitibi-Consolidated, Inc., 6.0%, 6/$2,400,000
    3,620,000 Bowater, Inc., 6.5%, 6/15/13         3,303,250
                                                  $5,703,250
              Specialty Chemicals - 0.2 %
    2,550,000 LPG International, Inc., 7.25%, 12/2$2,562,750
              Total Materials                     $65,786,086
              Capital Goods - 3.1 %
              Aerospace & Defense - 0.1 %
    400,000   L-3 Communications Corp., 6.125%, 1/$391,000
    1,265,000 L-3 Communications Corp., 6.375%, 10 1,252,350
                                                  $1,643,350
              Building Products - 0.5 %
    4,775,000 Builders Firstsource Inc., Floating $4,697,406 1,545,000 Esco Corp, Floating Rate Note, 12/15 1,568,175
                                                  $6,265,581
              Construction & Engineering - 0.3 %
    315,000   Desarrolladora Homex SA, 7.5%, 9/28/$321,300
    3,550,000 Dycom Industries, 8.125%, 10/15/15   3,674,250
                                                  $3,995,550
              Construction & Farm Machinery & Heavy Trucks - 0.7 %
    2,025,000 Commercial Vehicle Group, 8.0%, 7/1/$1,979,437
    4,660,000 Greenbrier Co., Inc., 8.375%, 5/15/1 4,741,550
    1,120,000 Titan Wheel International, Inc., 8.0 1,127,000
                                                  $7,847,987
              Electrical Component & Equipment - 0.2 %
    3,000,000 Power Contract Financing LLC, 0.0%, $2,381,250
              Industrial Machinery - 0.2 %
    2,150,000 Gardner Denver, Inc., 8.0%, 5/1/13 ($2,236,000
              Trading Companies & Distributors - 1.1 %
    6,925,000 Glencore Funding LLC, 6.0%, 4/15/14 $6,750,698
    6,700,000 Noble Group, Ltd., 6.625%, 3/17/15 ( 6,086,019
                                                  $12,836,717
              Total Capital Goods                 $37,206,435
              Commercial Services & Supplies - 1.7 %
              Diversified Commercial Services - 1.1 %
    1,340,000 FTI Consulting, 7.625%, 6/15/13     $1,383,550
    250,000   FTI Consulting, 7.75%, 10/1/16 (144A 259,375
    8,200,000 NCO Group, Inc., Floating Rate Note, 8,138,500 3,800,000 Park-Ohio Industries, Inc., 8.375%, 3,543,500
                                                  $13,324,925
              Environmental & Facilities Services - 0.5 %
    1,633,000 Clean Harbors, Inc., 11.25%, 7/15/12$1,817,723
    3,780,000 Hydrochem Industrial Service, 9.25%, 3,798,900
                                                  $5,616,623
              Office Services & Supplies - 0.1 %
    1,600,000 Nutro Products, Inc., Floating Rate $1,656,000
              Total Commercial Services & Supplies$20,597,548
              Transportation - 0.5 %
              Marine - 0.4 %
    3,245,000 CMA CGM SA, 7.25%, 2/1/13 (144A)    $3,163,875
    1,835,000 Stena AB, 7.0%, 12/1/16              1,743,250
    150,000   Trailer Bridge, Inc., 9.25%, 11/15/1 154,688
                                                  $5,061,813
              Railroads - 0.1 %
    775,000   TFM SA De CV, 9.375%, 5/1/12        $827,312
              Total Transportation                $5,889,125
              Consumer Durables & Apparel - 1.1 %
              Footwear - 0.2 %
    2,495,000 Brown Shoe Co., Inc., 8.75%, 5/1/12 $2,632,225
              Homebuilding - 0.9 %
    1,692,000 C10 Capital SPV Ltd, Floating Rate N$1,696,061 3,639,000 Meritage Homes Corp., 6.25%, 3/15/15 3,457,050
    2,300,000 Urbi Desarrollos Urbanos, 8.5%, 4/19 2,486,300
    1,455,000 WCI Communities, Inc., 6.625%, 3/15/ 1,251,300
    2,530,000 WCI Communities, Inc., 7.875%, 10/1/ 2,264,350
                                                  $11,155,061
              Total Consumer Durables & Apparel   $13,787,286
              Consumer Services - 1.5 %
              Casinos & Gaming - 1.4 %
EUR 3,525,000 Lottomatica S.p.A., 8.25%, 3/31/66 ($4,938,226
    3,995,000 Station Casinos, Inc., 6.625%, 3/15/ 3,425,713
    5,000,000 Tropicana Entertainment, 9.625%, 12/ 4,975,000
    4,100,000 Trump Entertainment Resorts, 8.5%, 6 4,079,500
                                                  $17,418,439
              Specialized Consumer Services - 0.1 %
    910,000   Service Corp. International, 7.625%,$964,600
              Total Consumer Services             $18,383,039
              Media - 1.3 %
              Broadcasting & Cable Television - 0.9 %
    6,330,000 C&M Finance, Ltd., 8.1%, 2/1/16 (144$6,504,075
    3,935,000 Kabel Deutschland GMBH, 10.625%, 7/1 4,362,931
                                                  $10,867,006
              Movies & Entertainment - 0.4 %
    5,030,000 Corp. Interamer De Entret, 8.875%, 6$5,004,850
              Total Media                         $15,871,856
              Retailing - 0.2 %
              Automotive Retail - 0.2 %
    2,035,000 Autonation, Inc., 7.0%, 4/15/14     $2,050,262
              Total Retailing                     $2,050,262
              Food Beverage & Tobacco - 0.5 %
              Brewers - 0.5 %
    2,564,000 Argentine Beverages, 7.375%, 3/22/12$2,634,510
    535,000   Cia Brasileira de Bebida, 10.5%, 12/ 647,350
    2,530,000 Cia Brasileira de Bebida, 8.75%, 9/1 2,947,450
                                                  $6,229,310
              Total Food Beverage & Tobacco       $6,229,310
              Health Care Equipment & Services - 0.4 %
              Health Care Facilities - 0.1 %
    1,150,000 HCA, Inc., 9.625%, 11/15/16         $1,236,250
              Health Care Services - 0.3 %
    3,015,000 Rural/Metro Corp., 9.875%, 3/15/15  $3,135,600
              Total Health Care Equipment & Servic$4,371,850
              Pharmaceuticals & Biotechnology - 0.6 %
              Biotechnology - 0.4 %
    5,225,000 Angiotech Pharmaceutical, 7.75%, 4/1$4,545,750
              Pharmaceuticals - 0.2 %
    2,227,000 Warner Chilcott Corp., 8.75%, 2/1/15$2,282,675
              Total Pharmaceuticals & Biotechnolog$6,828,425
              Banks - 1.6 %
              Diversified Banks - 1.5 %
    2,725,000 ATF Bank JSC, 9.25%, 4/12/12 (144A) $2,757,155
    2,420,000 Kazkommerts International BV, 8.0%,  2,516,800
DKK 1,675     Nykredit, 6.0%, 10/1/29              310
DKK 85,279    Nykredit, 7.0%, 10/1/32              16,263
    2,000,000 Russian Stand Bank, 7.5%, 10/7/10 (1 1,927,500
    3,500,000 Sibacademfinance Plc, 9.0%, 5/12/09  3,554,600
    4,160,000 TNK-BP Finance SA, 7.5%, 7/18/16 (14 4,425,200
    3,420,000 Turanalem Finance BV, 8.5%, 2/10/15  3,543,975
                                                  $18,741,803
              Total Banks                         $18,741,803
              Diversified Financials - 1.8 %
              Consumer Finance - 0.7 %
    4,180,000 Ford Motor Credit Co., 5.7%, 1/15/10$4,006,961
    4,559,000 SLM Corp., Floating Rate Note, 7/25/ 4,188,171
                                                  $8,195,132
              Investment Banking & Brokerage - 0.0 %
    675,000   Sistema Finance SA, 10.25%, 4/14/08 $706,388
              Specialized Finance - 1.1 %
    5,830,000 Alfa Div Pymt Rights Fin, Floating R$5,829,417
EUR 3,815,000 Louis No1 Plc 8.50%, 12/1/14 (144A)  5,122,958
    2,125,000 Sally Holdings 9.25%, 11/15/14 (144A 2,164,844
                                                  $13,117,219
              Total Diversified Financials        $22,018,739
              Insurance - 2.5 %
              Life & Health Insurance - 0.4 %
    5,400,000 Presidential Life Corp., 7.875%, 2/1$5,157,000
              Multi-Line Insurance - 0.5 %
    5,186,000 Hanover Insurance Group, 7.625%, 10/$5,557,712
              Property & Casualty Insurance - 0.9 %
    5,250,000 Kingsway America, Inc., 7.5%, 2/1/14$5,323,825
    5,150,000 Ohio Casualty Corp., 7.3%, 6/15/14   5,498,166
                                                  $10,821,991
              Reinsurance - 0.7 %
    7,625,000 Platinum Underwriters Holdings, 7.50$8,041,142
              Total Insurance                     $29,577,845
              Real Estate - 1.1 %
              Real Estate Management & Development - 0.1 %
    1,540,000 Forest City Enterprises, 7.625%, 6/1$1,570,800
              Real Estate Investment Trusts - 1.0 %
    2,310,000 BF Saul Real Estate Investment Trust$2,347,537
    690,000   Crescent Real Estate, 9.25%, 4/15/09 708,112
    6,390,000 Trustreet Properties, Inc., 7.5%, 4/ 6,901,200
    2,115,000 Ventas Realty Capital Corp., 7.125%, 2,220,750
                                                  $12,177,599
              Total Real Estate                   $13,748,399
              Technology Hardware & Equipment - 0.4 %
              Technology Distributors - 0.4 %
    5,609,000 Anixter International Corp., 5.95%, $5,188,325
              Total Technology Hardware & Equipmen$5,188,325
              Semiconductors - 0.3 %
              Semiconductors - 0.3 %
    2,920,000 Chartered Semiconductor, 6.375%, 8/3$2,928,786
    1,140,000 NXP BV, 7.785%, 10/15/14 (144A)      1,178,475
                                                  $4,107,261
              Total                               $4,107,261
              Telecommunication Services - 1.9 %
              Integrated Telecom Services - 0.6 %
    2,400,000 Eschelon Operating Co., 8.375%, 03/1$2,316,000
    3,700,000 Stratos Global Corp., 9.875%, 2/15/1 3,570,500
    818,000   Tele Norte Leste Participacoes , 8.0 869,125
                                                  $6,755,625
              Wireless Telecommunication Services - 1.3 %
    4,695,000 Digicel, Ltd., 9.25%, 9/1/12 (144A) $5,011,912
    4,910,000 Intelsat Intermediate, 9.25%, 2/1/15 3,731,600
    1,700,000 Mobile Telesystems Finance, 8.375%,  1,797,750
    5,185,000 True Move Co., Ltd, 10.75%, 12/16/13 5,068,338
                                                  $15,609,600
              Total Telecommunication Services    $22,365,225
              Utilities - 1.1 %
              Electric Utilities - 0.9 %
    4,131,602 Juniper Generation, 6.79%, 12/31/14 $3,997,696
    3,775,000 Kiowa Power Partners LLC, 5.737%, 3/ 3,654,653
    3,250,000 MSW Energy Holdings, 7.375%, 9/1/10  3,315,000
                                                  $10,967,349
              Gas Utilities - 0.1 %
    2,240,000 Southern Union Co., 7.2%, 11/1/66   $2,208,102
              Total Utilities                     $13,175,451
              TOTAL CORPORATE BONDS
              (Cost  $373,616,937)                $379,743,593
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.3 %
    156,464   Federal Home Loan Mortgage Corp., 4. 151,162
    2,662,607 Federal Home Loan Mortgage Corp., 4. 2,566,548
    412,600   Federal Home Loan Mortgage Corp., 4. 397,715
    7,568,258 Federal Home Loan Mortgage Corp., 4. 7,295,220 4,488,923 Federal Home Loan Mortgage Corp., 4. 4,225,928 5,783,910 Federal Home Loan Mortgage Corp., 4. 5,420,014 8,351,428 Federal Home Loan Mortgage Corp., 4. 8,050,135 3,241,638 Federal Home Loan Mortgage Corp., 4. 3,124,691
    165,236   Federal Home Loan Mortgage Corp., 4. 159,637
    3,000,000 Federal Home Loan Mortgage Corp., 5. 2,947,062 5,354,525 Federal Home Loan Mortgage Corp., 5. 5,166,001
    613,385   Federal Home Loan Mortgage Corp., 5. 592,475
    957,428   Federal Home Loan Mortgage Corp., 5. 924,790
    2,273,298 Federal Home Loan Mortgage Corp., 5. 2,194,226
    876,478   Federal Home Loan Mortgage Corp., 5. 867,709
    218,593   Federal Home Loan Mortgage Corp., 5. 219,085
    8,308,623 Federal Home Loan Mortgage Corp., 5. 8,229,137
    208,937   Federal Home Loan Mortgage Corp., 5. 206,992
    399,351   Federal Home Loan Mortgage Corp., 5. 395,531
    4,018,758 Federal Home Loan Mortgage Corp., 5. 3,975,179 9,814,555 Federal Home Loan Mortgage Corp., 5. 9,705,164
    52,206    Federal Home Loan Mortgage Corp., 6. 52,680
    183,072   Federal Home Loan Mortgage Corp., 6. 184,860
    132,332   Federal Home Loan Mortgage Corp., 6. 133,533
    81,066    Federal Home Loan Mortgage Corp., 6. 81,858
    255,747   Federal Home Loan Mortgage Corp., 6. 258,067
    2,104,479 Federal Home Loan Mortgage Corp., 6. 2,121,606
    498,083   Federal Home Loan Mortgage Corp., 6. 502,137
    88,439    Federal Home Loan Mortgage Corp., 6. 89,302
    122,226   Federal Home Loan Mortgage Corp., 6. 123,420
    280,773   Federal Home Loan Mortgage Corp., 6. 283,320
    2,130,131 Federal Home Loan Mortgage Corp., 6. 2,160,818 3,246,274 Federal Home Loan Mortgage Corp., 6. 3,271,015 1,718,104 Federal Home Loan Mortgage Corp., 6. 1,732,086
    431,862   Federal Home Loan Mortgage Corp., 6. 435,780
    13,797    Federal Home Loan Mortgage Corp., 6. 14,107
    508,766   Federal Home Loan Mortgage Corp., 6. 521,592
    1,775,756 Federal National Mortgage Associatio 1,713,244 2,075,980 Federal National Mortgage Associatio 2,002,899 2,486,760 Federal National Mortgage Associatio 2,331,029 2,417,296 Federal National Mortgage Associatio 2,264,956 2,254,173 Federal National Mortgage Associatio 2,113,008
    70,347    Federal National Mortgage Associatio 67,937
    2,293,129 Federal National Mortgage Associatio 2,254,383 3,209,075 Federal National Mortgage Associatio 3,154,852
    827,516   Federal National Mortgage Associatio 799,166
    52,105    Federal National Mortgage Associatio 50,320
    891,959   Federal National Mortgage Associatio 876,888
    883,098   Federal National Mortgage Associatio 852,845
    54,489    Federal National Mortgage Associatio 52,623
    1,902,931 Federal National Mortgage Associatio 1,837,740
    64,878    Federal National Mortgage Associatio 62,655
    59,093    Federal National Mortgage Associatio 57,069
    3,718,949 Federal National Mortgage Associatio 3,592,170
    900,326   Federal National Mortgage Associatio 869,483
    886,603   Federal National Mortgage Associatio 856,229
    2,763,332 Federal National Mortgage Associatio 2,716,641
    805,113   Federal National Mortgage Associatio 777,531
    49,710    Federal National Mortgage Associatio 48,007
    77,448    Federal National Mortgage Associatio 74,795
    41,947    Federal National Mortgage Associatio 40,496
    900,358   Federal National Mortgage Associatio 869,221
    900,204   Federal National Mortgage Associatio 869,365
    954,276   Federal National Mortgage Associatio 921,274
    30,455    Federal National Mortgage Associatio 29,402
    46,430    Federal National Mortgage Associatio 44,824
    909,966   Federal National Mortgage Associatio 878,496
    37,220    Federal National Mortgage Associatio 35,945
    23,848    Federal National Mortgage Associatio 23,031
    8,107,147 Federal National Mortgage Associatio 7,970,162
    880,164   Federal National Mortgage Associatio 850,011
    47,071    Federal National Mortgage Associatio 45,458
    4,846,252 Federal National Mortgage Associatio 4,680,229
    68,827    Federal National Mortgage Associatio 66,469
    52,161    Federal National Mortgage Associatio 50,374
    4,899,238 Federal National Mortgage Associatio 4,841,570 9,545,586 Federal National Mortgage Associatio 9,436,561 1,261,829 Federal National Mortgage Associatio 1,265,452
    689,467   Federal National Mortgage Associatio 690,784
    2,645,159 Federal National Mortgage Associatio 2,614,947 4,919,722 Federal National Mortgage Associatio 4,896,158
    53,719    Federal National Mortgage Associatio 52,952
    1,484,806 Federal National Mortgage Associatio 1,487,642 6,163,540 Federal National Mortgage Associatio 6,125,921
    871,226   Federal National Mortgage Associatio 860,971
    966,027   Federal National Mortgage Associatio 968,332
    1,543,734 Federal National Mortgage Associatio 1,527,997
    380,798   Federal National Mortgage Associatio 376,916
    553,388   Federal National Mortgage Associatio 558,053
    220,521   Federal National Mortgage Associatio 218,273
    531,952   Federal National Mortgage Associatio 526,529
    1,982,341 Federal National Mortgage Associatio 1,959,700 4,643,410 Federal National Mortgage Associatio 4,642,591 5,587,523 Federal National Mortgage Associatio 5,521,753 1,968,940 Federal National Mortgage Associatio 1,945,764 1,113,580 Federal National Mortgage Associatio 1,130,154
    541,068   Federal National Mortgage Associatio 549,018
    88,629    Federal National Mortgage Associatio 89,438
    113,951   Federal National Mortgage Associatio 114,991
    30,223    Federal National Mortgage Associatio 30,499
    69,647    Federal National Mortgage Associatio 70,282
    244,653   Federal National Mortgage Associatio 246,716
    1,059,329 Federal National Mortgage Associatio 1,068,996
    705,920   Federal National Mortgage Associatio 711,872
    799,748   Federal National Mortgage Associatio 806,491
    17,142    Federal National Mortgage Associatio 17,313
    65,997    Federal National Mortgage Associatio 66,600
    82,906    Federal National Mortgage Associatio 83,663
    4,679,293 Federal National Mortgage Associatio 4,710,975 2,905,316 Federal National Mortgage Associatio 2,924,987
AUD 10,500,000Federal National Mortgage Associatio 8,279,590
    965,679   Federal National Mortgage Associatio 990,703
    2,066     Federal National Mortgage Associatio 2,119
    25,070    Federal National Mortgage Associatio 25,666
    1,769     Federal National Mortgage Associatio 1,811
    6,015     Federal National Mortgage Associatio 6,164
    8,763     Federal National Mortgage Associatio 8,930
    17,738    Federal National Mortgage Associatio 18,144
    26,012    Federal National Mortgage Associatio 26,630
    1,322,527 Federal National Mortgage Associatio 1,352,841
    56,429    Federal National Mortgage Associatio 57,722
    43,728    Federal National Mortgage Associatio 44,730
    7,517     Federal National Mortgage Associatio 7,760
    1,941     Federal National Mortgage Associatio 2,003
    2,034     Federal National Mortgage Associatio 2,094
    9,341     Federal National Mortgage Associatio 9,612
    3,631     Federal National Mortgage Associatio 3,792
    1,590,630 Government National Mortgage Associa 1,505,221 1,143,471 Government National Mortgage Associa 1,082,072 4,480,511 Government National Mortgage Associa 4,232,871
    42,741    Government National Mortgage Associa 40,446
    232,939   Government National Mortgage Associa 220,187
    842,202   Government National Mortgage Associa 795,653
    3,501,200 Government National Mortgage Associa 3,281,429
    964,540   Government National Mortgage Associa 911,230
    293,865   Government National Mortgage Associa 277,623
    778,626   Government National Mortgage Associa 735,591
    225,420   Government National Mortgage Associa 212,961
    744,269   Government National Mortgage Associa 703,133
    2,444,517 Government National Mortgage Associa 2,309,013
    447,737   Government National Mortgage Associa 443,075
    1,519,173 Government National Mortgage Associa 1,501,914
    218,256   Government National Mortgage Associa 215,777
    3,115,904 Government National Mortgage Associa 3,034,076
    48,479    Government National Mortgage Associa 47,180
    733,766   Government National Mortgage Associa 713,694
    2,471,277 Government National Mortgage Associa 2,403,675
    462,974   Government National Mortgage Associa 450,309
    841,972   Government National Mortgage Associa 818,940
    769,360   Government National Mortgage Associa 748,314
    880,658   Government National Mortgage Associa 856,567
    975,648   Government National Mortgage Associa 948,959
    3,263,154 Government National Mortgage Associa 3,173,890
    315,622   Government National Mortgage Associa 316,803
    1,605,748 Government National Mortgage Associa 1,611,758 1,077,100 Government National Mortgage Associa 1,081,132 1,479,092 Government National Mortgage Associa 1,484,628 1,871,526 Government National Mortgage Associa 1,878,531
    215,862   Government National Mortgage Associa 216,670
    1,711,220 Government National Mortgage Associa 1,704,056
    725,796   Government National Mortgage Associa 723,146
    2,281,365 Government National Mortgage Associa 2,266,110 1,710,187 Government National Mortgage Associa 1,703,027
    36,805    Government National Mortgage Associa 36,670
    4,047,972 Government National Mortgage Associa 4,029,484
    145,740   Government National Mortgage Associa 146,433
    4,801,446 Government National Mortgage Associa 4,778,366
    445,559   Government National Mortgage Associa 443,418
    5,218,182 Government National Mortgage Associa 5,194,349 3,381,961 Government National Mortgage Associa 3,366,516 4,694,955 Government National Mortgage Associa 4,673,513
    25,010    Government National Mortgage Associa 25,122
    3,271,587 Government National Mortgage Associa 3,255,861 1,782,366 Government National Mortgage Associa 1,774,904 2,547,170 Government National Mortgage Associa 2,536,506 1,085,241 Government National Mortgage Associa 1,080,285 1,679,215 Government National Mortgage Associa 1,672,184 1,157,084 Government National Mortgage Associa 1,174,345
    40,593    Government National Mortgage Associa 40,808
    576,854   Government National Mortgage Associa 586,953
    867,368   Government National Mortgage Associa 881,894
    63,213    Government National Mortgage Associa 64,156
    820,023   Government National Mortgage Associa 832,256
    395,312   Government National Mortgage Associa 401,060
    1,270,002 Government National Mortgage Associa 1,288,948 4,933,664 Government National Mortgage Associa 5,006,552
    198,224   Government National Mortgage Associa 201,617
    54,268    Government National Mortgage Associa 55,133
    1,484,508 Government National Mortgage Associa 1,506,654
    284,258   Government National Mortgage Associa 289,324
    76,566    Government National Mortgage Associa 77,787
    43,902    Government National Mortgage Associa 44,557
    631,384   Government National Mortgage Associa 640,803
    47,309    Government National Mortgage Associa 48,015
    489,607   Government National Mortgage Associa 496,911
    8,257     Government National Mortgage Associa 8,395
    49,932    Government National Mortgage Associa 50,676
    48,547    Government National Mortgage Associa 49,272
    67,007    Government National Mortgage Associa 68,007
    292,981   Government National Mortgage Associa 297,351
    387,565   Government National Mortgage Associa 393,346
    5,155,194 Government National Mortgage Associa 5,227,073
    89,463    Government National Mortgage Associa 91,058
    416,945   Government National Mortgage Associa 424,244
    17,832    Government National Mortgage Associa 18,137
    136,397   Government National Mortgage Associa 138,431
    771,807   Government National Mortgage Associa 783,321
    2,537,105 Government National Mortgage Associa 2,574,953
    13,968    Government National Mortgage Associa 14,217
    581,966   Government National Mortgage Associa 591,712
    1,467,549 Government National Mortgage Associa 1,492,127
    508,739   Government National Mortgage Associa 516,328
    13,149    Government National Mortgage Associa 13,379
    1,285,557 Government National Mortgage Associa 1,307,087
    339,175   Government National Mortgage Associa 344,855
    1,058,853 Government National Mortgage Associa 1,074,649
    657,304   Government National Mortgage Associa 667,110
    2,552     Government National Mortgage Associa 2,595
    1,253,717 Government National Mortgage Associa 1,273,502 2,331,539 Government National Mortgage Associa 2,367,199
    290,592   Government National Mortgage Associa 294,818
    606,351   Government National Mortgage Associa 615,837
    845,223   Government National Mortgage Associa 857,832
    96,960    Government National Mortgage Associa 98,407
    1,000,000 Government National Mortgage Associa 1,014,541
    19,872    Government National Mortgage Associa 20,439
    27,191    Government National Mortgage Associa 27,914
    1,578     Government National Mortgage Associa 1,618
    36,291    Government National Mortgage Associa 37,296
    34,452    Government National Mortgage Associa 35,406
    56,388    Government National Mortgage Associa 57,933
    20,208    Government National Mortgage Associa 20,768
    245,679   Government National Mortgage Associa 252,482
    446,999   Government National Mortgage Associa 459,354
    32,602    Government National Mortgage Associa 33,495
    18,014    Government National Mortgage Associa 18,507
    10,904    Government National Mortgage Associa 11,219
    123,008   Government National Mortgage Associa 126,378
    21,746    Government National Mortgage Associa 22,342
    11,981    Government National Mortgage Associa 12,309
    53,668    Government National Mortgage Associa 55,138
    46,377    Government National Mortgage Associa 47,647
    148,927   Government National Mortgage Associa 153,007
    23,109    Government National Mortgage Associa 23,742
    25,255    Government National Mortgage Associa 25,947
    348,129   Government National Mortgage Associa 357,667
    139,707   Government National Mortgage Associa 143,535
    24,704    Government National Mortgage Associa 25,380
    991       Government National Mortgage Associa 1,024
    2,372     Government National Mortgage Associa 2,452
    3,713     Government National Mortgage Associa 3,838
    7,299     Government National Mortgage Associa 7,543
    15,612    Government National Mortgage Associa 16,137
    553       Government National Mortgage Associa 577
    2,024     Government National Mortgage Associa 2,146
    2,115     Government National Mortgage Associa 2,174
    12,390    Government National Mortgage Associa 12,805
    3,362,665 Government National Mortgage Associa 3,151,590 6,737,342 Government National Mortgage Associa 6,317,987 1,020,129 Government National Mortgage Associa 1,013,308
    922,612   Government National Mortgage Associa 936,438
    504,741   Government National Mortgage Associa 511,218
    4,924,443 Government National Mortgage Associa 4,980,794
    21,834    Government National Mortgage Associa 22,480
    10,500,000U.S. Treasury Notes, 4.25%, 1/15/11  10,326,099
    3,700,000 U.S. Treasury Bonds, 4.0%, 2/15/14   3,541,740
    11,500,000U.S. Treasury Bonds, 4.375%, 12/15/1 11,367,486
    21,214,000U.S. Treasury Bonds, 5.25%, 11/15/28 22,246,528
    14,870,000U.S. Treasury Bonds, 6.25%, 8/15/23  17,115,608
    21,840,151U.S. Treasury Inflation Notes, 1.875 20,929,854
    5,696,768 U.S. Treasury Inflation Notes, 2.0%, 5,500,497
    11,497,470U.S. Treasury Inflation Notes, 2.5%, 11,584,598
    18,792,568U.S. Treasury Inflation Notes, 3.0%, 19,339,470
    14,310,278U.S. Treasury Inflation Protected Se 14,940,259 14,733,016U.S. Treasury Inflation Protected Se 15,337,305 11,700,000U.S. Treasury Notes, 4.625%, 11/15/0 11,663,438
    16,400,000U.S. Treasury Notes, 3.75%, 3/31/07  16,346,192
    9,350,000 U.S. Treasury Notes, 4.0%, 2/15/15   8,906,969
    5,100,000 U.S. Treasury Notes, 4.125%, 5/15/15 4,896,994
    4,225,000 U.S. Treasury Notes, 4.25%, 11/15/14 4,098,580
    1,000,000 U.S. Treasury Notes, 4.25%, 8/15/15  967,656
    9,330,000 U.S. Treasury Notes, 4.875%, 2/15/12 9,415,286
    8,990,000 U.S. Treasury Notes, 5.5%, 8/15/28   9,712,005
    8,800,000 U.S. Treasury Strip, 0.0%, 11/15/13 $6,399,149
                                                  $557,122,232
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost  $559,601,235)                $557,122,232
              FOREIGN GOVERNMENT BONDS - 5.3%
ITL 4,870,000,Banco Nac De Desen Econo, 8.0%, 4/28$3,657,935
SEK 90,450,000Government of Sweden, 5.25%, 3/15/11 13,933,477
SEK 28,645,000Government of Sweden, 5.5%, 10/8/12  4,537,772
SEK 23,365,000Government of Sweden, 8.0%, 8/15/07  3,506,789
NOK 20,293,000Norwegian Government 6.0%, 5/16/2011 3,460,300
NOK 24,450,000Norwegian Government, 5.5%, 5/15/09  4,020,670
NOK 61,143,000Norwegian Government, 6.75%, 1/15/07 9,818,909
AUD 5,344,000 Ontario Province, 5.5%, 4/23/13      4,019,388
AUD 6,780,000 Queensland Treasury, 6.0%, 8/14/13   5,302,437
GBP 6,140,000 United Kingdom Treasury, 4.75%, 6/7/ 11,894,996
                                                  $64,152,673
              TOTAL FOREIGN GOVERNMENT BONDS
              (Cost  $57,408,816)                 $64,152,673
              Supernational Bonds - 0.1 %
              Banks - 0.1 %
              Diversified Banks - 0.0 %
AUD 1,000,000 Council of Europe, 5.5%, 1/18/12    $759,829
              Total Banks
              (Cost  $660,462)                    $759,829
              MUNICIPAL BONDS - 1.1 %
              Government - 1.1 %
              Municipal  Airport - 0.5 %
    2,450,000 New Jersey Economic Development Authority Special
              Facility Revenue, 7.0%, 11/15/30    $2,621,181
    745,000   New Jersey Economic Development Auth 768,706
    2,450,000 Wayne Charter County SPL, 6.75%, 12/ 1,996,236
                                                  $5,386,123
              Municipal Tobacco - 0.5 %
    1,575,000 Golden State Tobacco Securitization,$1,803,249 2,800,000 Tobacco Settlement Authority Washing 3,132,864 1,075,000 Tobacco Settlement Financing Corp., 1,246,516
                                                  $6,182,629
              Municipal Utilities - 0.1 %
    1,000,000 San Antonio Texas Electric & Gas, Fl$1,346,310
              Total Government                    $12,915,062
              TOTAL MUNICIPAL BONDS
              (Cost  $10,743,478)                 $12,915,062
              SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.2% **
    1,970,519 Ace Cash Express, Term Loan, 3.0%, 1$1,974,214
    1,900,000 Banta Corp., Term Loan, 1.75%, 11/20/1,904,750
    1,900,000 Freescale Semiconductor, Inc., Term L1,909,500
    475,000   Georgia-Pacific Corp. Term B Loan, 1.477,177
    4,800,000 Georgia-Pacific Corp. Term Loan, 2.0%4,827,998 3,600,000 Sanmina-SCI Corp., Term Loan, 2.5%, 13,614,400
                                                  $14,708,039
              TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
              (Cost  $14,692,588)                 $14,708,039
              RIGHTS/WARRANTS - 0.0 %
              Transportation - 0.0 %
              Railroads - 0.0 %
    3,100     Atlantic Express Transportation, Exp$6,200
              Total Transportation
              (Cost  $0.00)                       $6,200
              TEMPORARY CASH INVESTMENTS - 7.4 %
              Commercial Paper - 6.9 %
    83,571,250Rabobank USA Financial Corp., 5.25%,$83,571,250
              Security Lending Collateral - 0.5%
    5,946,944 Security Lending Investment Fund, 5.$5,946,944
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $89,518,194)                 $89,518,194
              TOTAL INVESTMENT IN SECURITIES - 97.1%
              (Cost  $1,154,190,139) (a)          $1,167,228,154
              OTHER ASSETS AND LIABILITIES - 2.9% $35,144,891
              TOTAL NET ASSETS - 100.0%           $1,202,373,045

    *         Non-income producing
    NR        Not rated by either S&P or Moody's

    144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may b resold normally to qualified institutional buyers in transaction exempt from registration.  At December 3
              2006, the value of these securities amounted to $213,153,984 or 17.7% of total net assets.

    (a) At December 31, 2006, the net unrealized gain on investments, based on cost for federal income tax purposes of $1,154,190,139 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excessof value o28,662,515

              Aggregate gross unrealized loss for all investments in which there is an excess of tax co(15,624,500)

              Net unrealized gain                  13,038,015

    (b)       At December 31, 2006, the following securities
    Principal were out on loan:                    Market
    Amount    Description                          Value
    2,197,100 Graham Packaging Co., 9.875%, 10/15/12,263,670
    1,439,100 WCI Communities, Inc., 6.625%, 3/15/11,265,169
    2,504,650 WCI Communities, Inc., 7.875%, 10/1/12,289,876
              Total                                5,818,715


    (c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified dat The rate shown is the rate at period end.

    **        Senior secured floating rate loan interests in which
               portfolio invests generally pay interest at rates th
               periodically redetermined by reference to a bas lend
              rate plus a premium. These base lending rates are gen
               (i) the lending rate offered by one or more major Eu
              banks, such as LIBOR (London InterBank Offered Rate),
              the prime rate offered by one or more United Sates Ba
               (iii) the certificate of deposit or (iv) other base rates used by commercial lenders. The rate shown is coupon rate at period end

              Note:  Principal amounts are denominated
              in U.S. dollars unless otherwise denoted.
              AUD    Australian Dollar.
              DKK    Danish Kroner.
              ITL       Italian Lira.
              NOK    Norwegian Kroner.
              SEK     Swedish Krona.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.